Goodwill (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Oct. 30, 2020	Oct. 29, 2020	Dec. 31, 2019	Apr. 27, 2017
Goodwill [Line Items]
Goodwill	$ 5,885,628	$ 871,128			$ 741,128
P3 Health Partners-Arizona, LLC (P3 AZ)
Goodwill [Line Items]
Goodwill						$ 741,128
Tendered cash						600,000
Debt assumed						$ 40,000
Fair market value of medical equipment acquired			$ 10,000
P3 Health Partners-Arizona, LLC (P3 AZ) | Michael F. Hamant, M.D., P.C. (Hamant)
Goodwill [Line Items]
Goodwill			130,000
Tendered cash			$ 140,000
P3 Health Partners-Oregon, LLC (P3 OR) | Internal Medicine and Geriatrics, P.C. (Raj)
Goodwill [Line Items]
Goodwill				$ 0
Tendered cash				100,000
Fair market value of medical equipment acquired				$ 100,000